Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Internal Revenue Service (“IRS”) has determined and informed the Company by a determination letter dated May 5, 2015, that the Plan and related trust are designed in accordance with applicable sections of the Code and therefore, the related trust is exempt from taxation. In December 2016, the IRS began publishing a Required Amendments List ("List") for individually designed plans which specifies changes in qualification requirements. The List is published annually and requires plans to be amended for each item on the List, as applicable, to retain its tax exempt status. The Plan has been subsequently amended since the date of the most recent determination letter, however, the Plan administrator and tax counsel believe that the Plan and related trust are currently designed, have been amended, and are being operated in compliance with applicable requirements of the Code. As such, no provision for income taxes has been included in the Plan's financial statements.